Morgan Stanley Growth Fund
LETTER TO THE SHAREHOLDERS [ ] SEPTEMBER 30, 2002

Dear Shareholder:

Domestic equities endured a very difficult six-month period, as a number of market indexes approached or fell below their September 2001 lows. Growth stocks were particularly hard hit across the capitalization spectrum, and weakness was especially pronounced in technology, biotechnology and telecommunication services. Corporate malfeasance was at the forefront of investors' minds, amid a number of headline scandals and bankruptcies. Weak corporate profits, earnings warnings, concern about geopolitical conflict overseas and fears of terrorist attacks also contributed to investor pessimism.

Performance and Portfolio Strategy

For the six months ended September 30, 2002, the Fund's class A, B, C and D shares returned -29.65 percent, -29.98 percent, -29.91 percent and -29.62 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500) returned -28.36 percent.* The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

According to the Fund's sub-advisor, Morgan Stanley Investment Management Inc., the Fund underperformed the S&P 500 as a result of both stock selection and sector allocation. Several of the Fund's positions in media companies within the consumer discretionary sector, including Liberty Media and AOL Time Warner, detracted from performance. Both companies lacked financial statement transparency, and AOL Time Warner continued to have problems at the AOL unit. Both positions were liquidated from the portfolio during the period. Retail companies within the consumer discretionary sector struggled from a soft economy and weak consumer purchasing. The sub-advisor added positions in discount retailers Kohl's and Target as they continue to gain department store market share.

Within financials, the Fund eliminated its holding in Capital One because of concerns about industry risk for credit card companies in general. Citigroup was also hampered because of concerns that the company may have assisted Enron in masking financial issues, as well as exposure to Latin America and such troubled companies as Adelphia and WorldCom. In the sub-advisor's view, these risks were not paramount given the diversity of Citigroup's business model. Subsequently the sub-advisor increased the Fund's position in Citigroup on price weakness, as it continues to view favorably the company's business model and long-term growth prospects. The Fund's position in Freddie Mac was also increased on price weakness, as the sub-advisor believes the company may continue to benefit from the decline in interest rates.

--------------
* The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Growth Fund
LETTER TO THE SHAREHOLDERS [ ] SEPTEMBER 30, 2002 continued

Within the technology sector, the sub-advisor maintained its strategy of overweighting the largest, most-dominant companies within their respective niches, including Intel, Microsoft and Cisco. While these stocks declined during the period, the larger-cap companies did not suffer nearly as much as mid- and small-cap names in the same industries. Intuit was a particularly strong performer as the company benefited from divesting its mortgage business. The sub-advisor views this as a positive move for the company because the unit was dilutive to growth.

In the telecommunications sector, the sub-advisor eliminated the Fund's position in SBC Communications and increased its weighting in Verizon. The sub-advisor believes Verizon is the leading wireless company and is well positioned to withstand the industry shakeout.


Looking Ahead

The sub-advisor continues to monitor market, sector, industry and company-specific developments, and it believes that geopolitical concerns and continued bad news surrounding corporate managements have caused a drag on both the consumer and business, undermining an economic recovery. Additionally, the earnings pre-announcement season has shaken investor confidence. The sub-advisor remains cautious about the coming months, and continues to focus on in-depth fundamental research in an effort to assemble a strong portfolio of stable and cyclical growth stocks.

We appreciate your ongoing support of Morgan Stanley Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
--------------------------               ----------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley Growth Fund
ANNUAL HOUSEHOLDING NOTICE [ ] SEPTEMBER 30, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Growth Fund
FUND PERFORMANCE [ ] SEPTEMBER 30, 2002

         AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------


                     Class A Shares*
----------------------------------------------------------
1 Year                        (23.18)%(1)    (27.21)%(2)
5 Years                        (2.65)%(1)     (3.69)%(2)
Since Inception (7/28/97)      (2.48)%(1)     (3.49)%(2)


            Class B Shares**
-----------------------------------------
1 Year       (23.82)%(1)   (27.63)%(2)
5 Years       (3.18)%(1)    (3.40)%(2)
10 Years      (6.05)%(1)    (6.05)%(2)


                     Class C Shares+
----------------------------------------------------------
1 Year                        (23.65)%(1)    (24.41)%(2)
5 Years                        (3.34)%(1)     (3.34)%(2)
Since Inception (7/28/97)      (3.18)%(1)     (3.18)%(2)


               Class D Shares++
-------------------------------------------------
1 Year                        (23.05)%(1)
5 Years                        (2.42)%(1)
Since Inception (7/28/97)      (2.26)%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.



------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS [ ] SEPTEMBER 30, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                                 VALUE
---------------------------------------------------------------------------------
                      Common Stocks (95.8%)
                      Aerospace & Defense (2.0%)
  38,933              General Dynamics Corp. .....................   $  3,166,421
  86,150              Lockheed Martin Corp. ......................      5,571,321
  72,925              Raytheon Co. ...............................      2,136,702
                                                                     ------------
                                                                       10,874,444
                                                                     ------------
                      Apparel/Footwear Retail (1.0%)
 192,450              Limited Brands, Inc. (The) .................      2,759,733
 152,675              TJX Companies, Inc. (The) ..................      2,595,475
                                                                     ------------
                                                                        5,355,208
                                                                     ------------
                      Beverages: Alcoholic (1.5%)
 161,110              Anheuser-Busch Companies, Inc...............      8,152,166
                                                                     ------------
                      Beverages: Non-Alcoholic (2.1%)
 240,614              Coca-Cola Co. (The) ........................     11,539,847
                                                                     ------------
                      Biotechnology (3.2%)
 255,189              Amgen Inc.* ................................     10,641,381
  54,375              Celgene Corp.* .............................        915,675
  52,276              Gilead Sciences, Inc.* .....................      1,752,814
 110,850              IDEC Pharmaceuticals Corp.* ................      4,602,492
                                                                     ------------
                                                                       17,912,362
                                                                     ------------
                      Broadcasting (0.7%)
 173,075              Univision Communications, Inc. (Class A)*...      3,946,110
                                                                     ------------
                      Computer Communications (1.4%)
  71,115              Brocade Communications Systems, Inc.* ......        535,496
 704,327              Cisco Systems, Inc.* .......................      7,381,347
                                                                     ------------
                                                                        7,916,843
                                                                     ------------
                      Computer Peripherals (0.1%)
 179,950              EMC Corp.* .................................        822,371
                                                                     ------------
                      Computer Processing Hardware (2.0%)
 451,696              Dell Computer Corp.* .......................     10,623,890
 246,895              Sun Microsystems, Inc.* ....................        639,458
                                                                     ------------
                                                                       11,263,348
                                                                     ------------
                      Data Processing Services (1.2%)
  50,225              Affiliated Computer Services, Inc.
                        (Class A)* ...............................      2,137,074
  66,950              Automatic Data Processing, Inc..............      2,327,852
  80,194              First Data Corp. ...........................      2,241,422
                                                                     ------------
                                                                        6,706,348
                                                                     ------------
                      Department Stores (0.5%)
  45,100              Kohl's Corp.* ..............................      2,742,531
                                                                     ------------
                      Discount Stores (4.7%)
  71,366              Costco Wholesale Corp.* ....................      2,310,117
 158,975              Dollar General Corp. .......................      2,133,445
  56,505              Dollar Tree Stores, Inc.* ..................      1,245,370
 102,150              Target Corp. ...............................      3,015,468
 356,503              Wal-Mart Stores, Inc. ......................     17,554,208
                                                                     ------------
                                                                       26,258,608
                                                                     ------------
                      Drugstore Chains (0.7%)
 118,875              Walgreen Co. ...............................      3,656,595
                                                                     ------------
                      Electronic Components (0.3%)
 128,180              Jabil Circuit, Inc.* .......................      1,894,500
                                                                     ------------
                      Electronic Production
                      Equipment (0.3%)
 164,151              Applied Materials, Inc.* ...................      1,895,944
                                                                     ------------
                      Finance/Rental/Leasing (4.8%)
 478,750              Freddie Mac ................................     26,762,125
                                                                     ------------
                      Financial Conglomerates (4.7%)
 225,700              American Express Co. .......................      7,037,326
 638,466              Citigroup, Inc. ............................     18,930,517
                                                                     ------------
                                                                       25,967,843
                                                                     ------------
                      Financial Publishing/Services (0.3%)
  89,950              SunGard Data Systems Inc.* .................      1,749,527
                                                                     ------------
                      Food: Major Diversified (2.6%)
 139,700              Kraft Foods Inc. (Class A) .................      5,093,462
 251,875              PepsiCo, Inc. ..............................      9,306,781
                                                                     ------------
                                                                       14,400,243
                                                                     ------------
                      Home Improvement Chains (1.2%)
 142,587              Home Depot, Inc. (The) .....................      3,721,521
  67,850              Lowe's Companies, Inc. .....................      2,808,990
                                                                     ------------
                                                                        6,530,511
                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS [ ] SEPTEMBER 30, 2002 (UNAUDITED) continued


NUMBER OF
  SHARES                                                                 VALUE
---------------------------------------------------------------------------------
                    Hospital/Nursing Management (2.1%)
 250,675            HCA Inc. .....................................   $ 11,934,637
                                                                     ------------
                    Hotels/Resorts/Cruiselines (0.6%)
 144,350            Starwood Hotels & Resorts Worldwide, Inc. ....      3,219,005
                                                                     ------------
                    Household/Personal Care (3.4%)
  48,150            Alberto-Culver Co. (Class B) .................      2,360,794
  69,070            Colgate-Palmolive Co. ........................      3,726,327
 140,137            Procter & Gamble Co. (The) ...................     12,525,445
                                                                     ------------
                                                                       18,612,566
                                                                     ------------
                    Industrial Conglomerates (4.8%)
  41,650            3M Co. .......................................      4,580,250
 783,250            General Electric Co. .........................     19,307,113
  52,850            United Technologies Corp. ....................      2,985,496
                                                                     ------------
                                                                       26,872,859
                                                                     ------------
                    Information Technology Services (0.7%)
  68,650            International Business Machines Corp. ........      4,008,474
                                                                     ------------
                    Integrated Oil (3.0%)
 521,500            Exxon Mobil Corp. ............................     16,635,850
                                                                     ------------
                    Investment Banks/Brokers (0.5%)
  40,754            Goldman Sachs Group, Inc. (The) ..............      2,690,987
                                                                     ------------
                    Life/Health Insurance (0.8%)
 150,350            AFLAC, Inc. ..................................      4,614,241
                                                                     ------------
                    Major Banks (1.1%)
 211,225            Bank of New York Co., Inc. (The) .............      6,070,606
                                                                     ------------
                    Major Telecommunications (0.9%)
 185,230            Verizon Communications Inc. ..................      5,082,711
                                                                     ------------
                    Managed Health Care (1.3%)
  81,425            UnitedHealth Group Inc. ......................      7,101,889
                                                                     ------------
                    Media Conglomerates (1.6%)
 213,825            Viacom, Inc. (Class B)* ......................      8,670,604
                                                                     ------------
                    Medical Distributors (0.8%)
  29,300            AmerisourceBergen Corp. ......................      2,092,606
  35,572            Cardinal Health, Inc. ........................      2,212,578
                                                                     ------------
                                                                        4,305,184
                                                                     ------------
                    Medical Specialties (1.6%)
 205,064            Medtronic, Inc. ..............................      8,637,296
                                                                     ------------
                    Motor Vehicles (0.5%)
  64,850            Harley-Davidson, Inc. ........................      3,012,282
                                                                     ------------
                    Multi-Line Insurance (1.9%)
 196,624            American International Group, Inc. ...........     10,755,333
                                                                     ------------
                    Oil & Gas Production (0.8%)
 100,418            Anardarko Petroleum Corp. ....................      4,472,618
                                                                     ------------
                    Oilfield Services/Equipment (2.1%)
 220,043            Baker Hughes Inc. ............................      6,387,848
 119,350            BJ Services Co.* .............................      3,103,100
  73,250            Smith International, Inc.* ...................      2,146,958
                                                                     ------------
                                                                       11,637,906
                                                                     ------------
                    Other Consumer Services (0.6%)
  73,250            Weight Watchers International, Inc.* .........      3,176,120
                                                                     ------------
                    Packaged Software (7.4%)
  67,959            Intuit Inc.* .................................      3,094,173
 750,950            Microsoft Corp.* .............................     32,809,006
 506,222            Oracle Corp.* ................................      3,978,905
  94,333            VERITAS Software Corp.* ......................      1,387,638
                                                                     ------------
                                                                       41,269,722
                                                                     ------------
                    Pharmaceuticals: Major (13.9%)
 167,328            Abbott Laboratories ..........................      6,760,051
 282,449            Johnson & Johnson ............................     15,274,842
 146,450            Lilly (Eli) & Co. ............................      8,104,543
 179,943            Merck & Co., Inc. ............................      8,225,195
 839,950            Pfizer, Inc. .................................     24,375,349
 160,346            Pharmacia Corp. ..............................      6,234,252
 264,535            WYETH ........................................      8,412,213
                                                                     ------------
                                                                       77,386,445
                                                                     ------------
                    Pharmaceuticals: Other (0.3%)
  20,950            Forest Laboratories, Inc.* ...................      1,718,109
                                                                     ------------
                    Publishing: Newspapers (0.6%)
  47,950            Gannett Co., Inc. ............................      3,461,031
                                                                     ------------
                    Recreational Products (0.6%)
  48,090            International Game Technology* ...............      3,324,943
                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS [ ] SEPTEMBER 30, 2002 (UNAUDITED) continued


   NUMBER OF
     SHARES                                                              VALUE
---------------------------------------------------------------------------------
                       Regional Banks (0.8%)
     71,100            Fifth Third Bancorp .......................   $  4,353,453
                                                                     ------------
                       Restaurants (0.9%)
     62,750            Wendy's International, Inc. ...............      2,077,653
    107,200            Yum! Brands, Inc.* ........................      2,970,512
                                                                     ------------
                                                                        5,048,165
                                                                     ------------
                       Savings Banks (0.1%)
     21,038            Charter One Financial, Inc. ...............        625,272
                                                                     ------------
                       Semiconductors (3.6%)
    771,850            Intel Corp. ...............................     10,720,996
     69,025            Linear Technology Corp. ...................      1,430,198
    115,050            Maxim Integrated Products, Inc.* ..........      2,848,638
    231,379            Texas Instruments, Inc. ...................      3,417,468
     88,725            Xilinx, Inc.* .............................      1,405,227
                                                                     ------------
                                                                       19,822,527
                                                                     ------------
                       Services to the Health Industry (0.5%)
     41,545            Laboratory Corp. of America Holdings* .....      1,403,390
     23,500            Quest Diagnostics Inc.* ...................      1,445,955
                                                                     ------------
                                                                        2,849,345
                                                                     ------------
                       Specialty Stores (0.7%)
     66,950            Bed Bath & Beyond Inc.* ...................      2,180,561
     77,378            Tiffany & Co. .............................      1,658,211
                                                                     ------------
                                                                        3,838,772
                                                                     ------------
                       Telecommunication Equipment (0.8%)
    328,874            Motorola, Inc. ............................      3,347,938
     41,860            QUALCOMM Inc.* ............................      1,156,173
                                                                     ------------
                                                                        4,504,111
                                                                     ------------
                       Tobacco (1.2%)
     87,850            Loews Corp. - Carolina Group ..............      1,652,459
    131,828            Philip Morris Companies, Inc...............      5,114,926
                                                                     ------------
                                                                        6,767,385
                                                                     ------------
                       Total Common Stocks
                       (Cost $620,035,069) .......................    532,827,922
                                                                     ------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
-------------
                       Short-Term Investment (6.7%)
                       Repurchase Agreement
$  37,319              Joint repurchase agreement account 1.915%
                         due 10/01/02 (dated 09/30/02; proceeds
                         $37,320,985) (a) (Cost $37,319,000) .....     37,319,000
                                                                     ------------

Total Investments
(Cost $657,354,069) (b) ................................   102.5%     570,146,922
Liabilities in Excess of Other Assets ..................    (2.5)     (13,803,831)
                                                           -----     ------------
Net Assets .............................................   100.0%    $556,343,091
                                                           =====     ============

---------------------------
*    Non-income producing security.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,875,237 and the aggregate gross unrealized depreciation is $93,082,384, resulting in net unrealized depreciation of $87,207,147.


                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SEPTEMBER 30, 2002 (UNAUDITED)



Assets:
Investments in securities, at value
 (cost $657,354,069) ..............................................    $  570,146,922
Receivable for:
  Investments sold ................................................        18,359,474
  Shares of beneficial interest sold ..............................           586,943
  Dividends .......................................................           508,261
Prepaid expenses and other assets .................................            61,130
                                                                       --------------
  Total Assets ....................................................       589,662,730
                                                                       --------------
Liabilities:
Payable for:
  Investments purchased ...........................................        31,633,867
  Shares of beneficial interest redeemed ..........................           775,097
  Investment management fee .......................................           407,358
  Distribution fee ................................................           391,871
Accrued expenses and other payables ...............................           111,446
                                                                       --------------
  Total Liabilities ...............................................        33,319,639
                                                                       --------------
  Net Assets ......................................................    $  556,343,091
                                                                       ==============
Composition of Net Assets:
Paid-in-capital ...................................................    $  837,706,271
Net unrealized depreciation .......................................       (87,207,147)
Net investment loss ...............................................        (2,713,422)
Accumulated net realized loss .....................................      (191,442,611)
                                                                       --------------
  Net Assets ......................................................    $  556,343,091
                                                                       ==============
Class A Shares:
Net Assets ........................................................    $   23,036,788
Shares Outstanding (unlimited authorized, $.01 par value) .........         2,604,282
  Net Asset Value Per Share .......................................    $         8.85
                                                                       ==============
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .................    $         9.34
                                                                       ==============
Class B Shares:
Net Assets ........................................................    $  412,991,599
Shares Outstanding (unlimited authorized, $.01 par value) .........        48,174,868
  Net Asset Value Per Share .......................................    $         8.57
                                                                       ==============
Class C Shares:
Net Assets ........................................................    $    8,729,541
Shares Outstanding (unlimited authorized, $.01 par value) .........         1,032,284
  Net Asset Value Per Share .......................................    $         8.46
                                                                       ==============
Class D Shares:
Net Assets ........................................................    $  111,585,163
Shares Outstanding (unlimited authorized, $.01 par value) .........        12,426,009
  Net Asset Value Per Share .......................................    $         8.98
                                                                       ==============


                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS continued

Statement of Operations
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)



Net Investment Loss:
Income
Dividends .....................................    $    3,376,400
Interest ......................................           313,605
                                                   --------------
  Total Income ................................         3,690,005
                                                   --------------
Expenses
Investment management fee .....................         2,863,393
Distribution fee (Class A shares) .............            27,209
Distribution fee (Class B shares) .............         2,775,670
Distribution fee (Class C shares) .............            56,545
Transfer agent fees and expenses ..............           517,410
Shareholder reports and notices ...............            50,796
Registration fees .............................            35,520
Custodian fees ................................            33,223
Professional fees .............................            28,394
Trustees' fees and expenses ...................             6,427
Other .........................................             8,840
                                                   --------------
  Total Expenses ..............................         6,403,427
                                                   --------------
  Net Investment Loss .........................        (2,713,422)
                                                   --------------
Net Realized and Unrealized Loss:
Net realized loss .............................      (134,595,638)
Net change in unrealized appreciation .........      (116,365,956)
                                                   --------------
  Net Loss ....................................      (250,961,594)
                                                   --------------
Net Decrease ..................................    $ (253,675,016)
                                                   ==============


                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                FOR THE SIX       FOR THE YEAR
                                                                               MONTHS ENDED          ENDED
                                                                            SEPTEMBER 30, 2002   MARCH 31, 2002
                                                                            ------------------   --------------
                                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ......................................................     $ (2,713,422)     $ (9,254,270)
Net realized loss ........................................................     (134,595,638)      (39,440,349)
Net change in unrealized appreciation/depreciation .......................     (116,365,956)       45,240,912
                                                                               ------------      ------------
  Net Decrease ...........................................................     (253,675,016)       (3,453,707)
                                                                               ------------      ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares ...........................................................           -                (60,301)
Class B shares ...........................................................           -             (4,831,591)
Class C shares ...........................................................           -                (86,029)
Class D shares ...........................................................           -               (542,712)
                                                                               ------------      ------------
  Total Distributions ....................................................           -             (5,520,633)
                                                                               ------------      ------------
Net decrease from transactions in shares of beneficial interest ..........      (69,853,944)      (84,515,726)
                                                                               ------------      ------------
  Net Decrease ...........................................................     (323,528,960)      (93,490,066)
Net Assets:
Beginning of period ......................................................      879,872,051       973,362,117
                                                                               ------------      ------------
End of Period
(Including a net investment loss of $2,713,422 and $0, respectively) .....     $556,343,091      $879,872,051
                                                                               ============      ============


                       See Notes to Financial Statements

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS [ ] SEPTEMBER 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), and/or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS [ ] SEPTEMBER 30, 2002 (UNAUDITED) continued

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.80% to the portion of daily net assets not exceeding $750 million; 0.75% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.70% to the portion of daily net assets exceeding $1.5 billion.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS [ ] SEPTEMBER 30, 2002 (UNAUDITED) continued

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.


3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B
- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $16,240,875 at September 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $314,955 and $776, respectively and received $9,312 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS [ ] SEPTEMBER 30, 2002 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2002 aggregated $525,715,965 and $579,820,718, respectively.

For the six months ended September 30, 2002, the Fund incurred brokerage commissions of $50,650 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At September 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $27,500.


5. Federal Income Tax Status

At March 31, 2002, the Fund had a net capital loss carryover of approximately $12,170,000 which will be available through March 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $15,450,000 during fiscal 2002.

As of March 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS [ ] SEPTEMBER 30, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:


                                                      FOR THE SIX                           FOR THE YEAR
                                                      MONTHS ENDED                             ENDED
                                                   SEPTEMBER 30, 2002                      MARCH 31, 2002
                                          ------------------------------------   ----------------------------------
                                                      (unaudited)
                                               SHARES              AMOUNT             SHARES            AMOUNT
                                          ----------------   -----------------   ---------------   ----------------
CLASS A SHARES
Sold ..................................        1,614,949      $   17,344,042         1,762,721      $   22,297,426
Reinvestment of distributions .........            -                 -                   4,304              58,408
Redeemed ..............................         (410,471)         (4,318,269)       (1,305,494)        (16,354,763)
                                               ---------      --------------        ----------      --------------
Net increase - Class A ................        1,204,478          13,025,773           461,531           6,001,071
                                               ---------      --------------        ----------      --------------
CLASS B SHARES
Sold ..................................          944,657           9,817,789         5,195,613          65,684,814
Reinvestment of distributions .........            -                 -                 335,754           4,458,811
Redeemed ..............................      (11,151,068)       (114,294,005)      (17,358,095)       (216,116,375)
                                             -----------      --------------       -----------      --------------
Net decrease - Class B ................      (10,206,411)       (104,476,216)      (11,826,728)       (145,972,750)
                                             -----------      --------------       -----------      --------------
CLASS C SHARES
Sold ..................................          105,043           1,063,750           368,720           4,643,135
Reinvestment of distributions .........            -                 -                   6,378              83,366
Redeemed ..............................         (240,250)         (2,415,367)         (399,051)         (4,908,245)
                                             -----------      --------------       -----------      --------------
Net decrease - Class C ................         (135,207)         (1,351,617)          (23,953)           (181,744)
                                             -----------      --------------       -----------      --------------
CLASS D SHARES
Sold ..................................        4,766,364          53,420,523         7,434,795          97,276,415
Reinvestment of distributions .........            -                 -                  31,165             428,205
Redeemed ..............................       (2,818,331)        (30,472,407)       (3,238,482)        (42,066,923)
                                             -----------      --------------       -----------      --------------
Net increase - Class D ................        1,948,033          22,948,116         4,227,478          55,637,697
                                             -----------      --------------       -----------      --------------
Net decrease in Fund ..................       (7,189,107)     $  (69,853,944)       (7,161,672)     $  (84,515,726)
                                             ===========      ==============       ===========      ==============

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                               FOR THE SIX
                                               MONTHS ENDED
                                            SEPTEMBER 30, 2002
                                        -------------------------
                                               (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period...           $ 12.58
                                                  -------
Income (loss) from investment
 operations:
 Net investment loss[+/+]...............             (0.01)
 Net realized and unrealized gain
  (loss) ..............................             (3.72)
                                                  -------
Total income (loss) from investment
 operations ...........................             (3.73)
                                                  -------
Less distributions from net realized
 gain .................................              -
                                                  -------
Net asset value, end of period ........           $  8.85
                                                  =======
Total Return+ .........................            (29.65)%(1)
Ratios to Average Net Assets:
Expenses ..............................              1.24 %(2)(3)
Net investment loss ...................             (0.21)%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands ............................           $23,037
Portfolio turnover rate ...............                77 %(1)



                                                                FOR THE YEAR ENDED MARCH 31,
                                        ----------------------------------------------------------------------------
                                               2002                2001               2000               1999
                                        ------------------ ------------------- ------------------ ------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period...      $ 12.60            $ 22.32             $ 17.34            $ 15.17
                                             -------            -------             -------            -------
Income (loss) from investment
 operations:
 Net investment loss[+/+]..............        (0.04)             (0.06)              (0.09)             (0.05)
 Net realized and unrealized gain
  (loss) ..............................         0.09              (6.82)               6.89               2.55
                                             -------            -------             -------            -------
Total income (loss) from investment
 operations ...........................         0.05              (6.88)               6.80               2.50
                                             -------            -------             -------            -------
Less distributions from net realized
 gain .................................        (0.07)             (2.84)              (1.82)             (0.33)
                                             -------            -------             -------            -------
Net asset value, end of period ........      $ 12.58            $ 12.60             $ 22.32            $ 17.34
                                             =======            =======             =======            =======
Total Return+ .........................         0.36 %           (34.32)%             42.32 %            16.87 %
Ratios to Average Net Assets:
Expenses ..............................         1.18 %(3)          1.11 %(3)           1.13 %(3)          1.19 %(3)
Net investment loss ...................        (0.35)%(3)         (0.34)%(3)          (0.48)%(3)         (0.29)%(3)
Supplemental Data:
Net assets, end of period, in
 thousands ............................      $17,611            $11,824             $14,947             $4,987
Portfolio turnover rate ...............           95 %               67 %                81 %              113 %



                                          FOR THE PERIOD
                                          JULY 28, 1997*
                                              THROUGH
                                          MARCH 31, 1998
                                        ------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period...      $ 17.58
                                             -------
Income (loss) from investment
 operations:
 Net investment loss[+/+]..............        (0.04)
 Net realized and unrealized gain
  (loss) ..............................         2.28
                                             -------
Total income (loss) from investment
 operations ...........................         2.24
                                             -------
Less distributions from net realized
 gain .................................        (4.65)
                                             -------
Net asset value, end of period ........      $ 15.17
                                             =======
Total Return+ .........................        13.84 %(1)
Ratios to Average Net Assets:
Expenses ..............................         1.33 %(2)
Net investment loss ...................        (0.34)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands ............................         $647
Portfolio turnover rate ...............           77 %

------------
  *    The date shares were first issued.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued


                                                FOR THE SIX
                                                MONTHS ENDED
                                             SEPTEMBER 30, 2002
                                         -------------------------
                                                 (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period ................................         $  12.24
                                                 --------
Income (loss) from investment
 operations:
 Net investment loss[+/+]...............            (0.05)
 Net realized and unrealized gain
  (loss) ...............................            (3.62)
                                                 --------
Total income (loss) from
 investment operations .................            (3.67)
                                                 --------
Less distributions from net
 realized gain .........................             -
                                                 --------
Net asset value, end of period .........         $   8.57
                                                 ========
Total Return+ ..........................           (29.98)%(1)
Ratios to Average Net Assets:
Expenses ...............................             1.99 %(2)(3)
Net investment loss ....................            (0.96)%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands .............................         $412,992
Portfolio turnover rate ................               77 %(1)


                                                                 FOR THE YEAR ENDED MARCH 31,
                                         -------------------------------------------------------------------------------------------
                                                2002                2001               2000               1999             1998*
                                         ------------------ ------------------- ------------------ ------------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period ................................      $  12.35           $  22.04              $    17.20       $  15.12          $  15.09
                                              --------           --------              ----------       --------          --------
Income (loss) from investment
 operations:
 Net investment loss[+/+]...............         (0.14)             (0.15)                  (0.15)         (0.11)            (0.11)
 Net realized and unrealized gain
  (loss) ...............................          0.10              (6.70)                   6.81           2.52              6.07
                                              --------           --------              ----------       --------          --------
Total income (loss) from
 investment operations .................         (0.04)             (6.85)                   6.66           2.41              5.96
                                              --------           --------              ----------       --------          --------
Less distributions from net
 realized gain .........................         (0.07)             (2.84)                  (1.82)         (0.33)            (5.93)
                                              --------           --------              ----------       --------          --------
Net asset value, end of period .........      $  12.24           $  12.35              $    22.04       $  17.20          $  15.12
                                              ========           ========              ==========       ========          ========
Total Return+ ..........................         (0.44)%           (34.61)%                 41.82 %        16.32 %           42.61 %
Ratios to Average Net Assets:
Expenses ...............................          1.94 %(3)          1.59 %(3)               1.48 %(3)      1.60 %(3)         1.64 %
Net investment loss ....................         (1.11)%(3)         (0.82)%(3)              (0.83)%(3)     (0.70)%(3)        (0.64)%
Supplemental Data:
Net assets, end of period, in
 thousands .............................      $714,513           $867,382              $1,326,846       $913,060          $893,111
Portfolio turnover rate ................            95 %               67 %                    81 %          113 %              77 %

------------
  * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued


                                                FOR THE SIX
                                                MONTHS ENDED
                                             SEPTEMBER 30, 2002
                                         -------------------------
                                                (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period ................................        $ 12.07
                                                -------
Income (loss) from investment
 operations:
 Net investment loss[+/+]...............          (0.05)
 Net realized and unrealized gain
  (loss) ...............................          (3.56)
                                                -------
Total income (loss) from
 investment operations .................          (3.61)
                                                -------
Less distributions from net
 realized gain .........................           -
                                                -------
Net asset value, end of period .........        $  8.46
                                                =======
Total Return+ ..........................         (29.91)%(1)
Ratios to Average Net Assets:
Expenses ...............................           1.99 %(2)(3)
Net investment loss ....................          (0.96)%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands .............................         $8,730
Portfolio turnover rate ................             77 %(1)



                                                                 FOR THE YEAR ENDED MARCH 31,
                                         ----------------------------------------------------------------------------
                                                2002                2001               2000               1999
                                         ------------------ ------------------- ------------------ ------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period ................................      $ 12.16            $ 21.80             $ 17.09            $ 15.08
                                              -------            -------             -------            -------
Income (loss) from investment
 operations:
 Net investment loss[+/+]...............        (0.11)             (0.19)              (0.23)             (0.16)
 Net realized and unrealized gain
  (loss) ...............................         0.09              (6.61)               6.76               2.50
                                              -------            -------             -------            -------
Total income (loss) from
 investment operations .................        (0.02)             (6.80)               6.53               2.34
                                              -------            -------             -------            -------
Less distributions from net
 realized gain .........................        (0.07)             (2.84)              (1.82)             (0.33)
                                              -------            -------             -------            -------
Net asset value, end of period .........      $ 12.07            $ 12.16             $ 21.80            $ 17.09
                                              =======            =======             =======            =======
Total Return+ ..........................        (0.20)%           (34.82)%             41.29 %            15.90 %
Ratios to Average Net Assets:
Expenses ...............................         1.73 %(3)          1.88 %(3)           1.89 %(3)          1.94 %(3)
Net investment loss ....................        (0.90)%(3)         (1.11)%(3)          (1.24)%(3)         (1.04)%(3)
Supplemental Data:
Net assets, end of period, in
 thousands .............................      $14,095            $14,490             $11,848             $3,041
Portfolio turnover rate ................           95 %               67 %                81 %              113 %



                                           FOR THE PERIOD
                                           JULY 28, 1997*
                                               THROUGH
                                           MARCH 31, 1998
                                         ------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period ................................      $ 17.58
                                              -------
Income (loss) from investment
 operations:
 Net investment loss[+/+]...............        (0.11)
 Net realized and unrealized gain
  (loss) ...............................         2.26
                                              -------
Total income (loss) from
 investment operations .................         2.15
                                              -------
Less distributions from net
 realized gain .........................        (4.65)
                                              -------
Net asset value, end of period .........      $ 15.08
                                              =======
Total Return+ ..........................        13.33 %(1)
Ratios to Average Net Assets:
Expenses ...............................         2.02 %(2)
Net investment loss ....................        (1.00)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands .............................         $422
Portfolio turnover rate ................           77 %

------------
  *    The date shares were first issued.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued


                                          FOR THE SIX
                                          MONTHS ENDED
                                       SEPTEMBER 30, 2002
                                      -------------------
                                         (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period .............................    $  12.76
                                         --------
Income (loss) from investment
 operations:
 Net investment loss[+/+]............        -
 Net realized and unrealized gain
  (loss) ............................       (3.78)
                                         --------
Total income (loss) from
 investment operations ..............       (3.78)
                                         --------
Less distributions from net
 realized gain ......................        -
                                         --------
Net asset value, end of period ......    $   8.98
                                         ========
Total Return+ .......................      (29.62)%(1)
Ratios to Average Net Assets:
Expenses ............................        0.99 %(2)(3)
Net investment income (loss) ........        0.04 %(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands ..........................    $111,585
Portfolio turnover rate .............          77 %(1)

                                                              FOR THE YEAR ENDED MARCH 31,
                                      ----------------------------------------------------------------------------
                                             2002                2001               2000               1999
                                      ------------------ ------------------- ------------------ ------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period .............................      $  12.75           $ 22.49             $ 17.41            $ 15.21
                                           --------           -------             -------            -------
Income (loss) from investment
 operations:
 Net investment loss[+/+]............         (0.01)            (0.02)              (0.04)             (0.01)
 Net realized and unrealized gain
  (loss) ............................          0.09             (6.88)               6.94               2.54
                                           --------           -------             -------            -------
Total income (loss) from
 investment operations ..............          0.08             (6.90)               6.90               2.53
                                           --------           -------             -------            -------
Less distributions from net
 realized gain ......................         (0.07)            (2.84)              (1.82)             (0.33)
                                           --------           -------             -------            -------
Net asset value, end of period ......      $  12.76           $ 12.75             $ 22.49            $ 17.41
                                           ========           =======             =======            =======
Total Return+ .......................          0.59 %          (34.14)%             42.75 %            17.02 %
Ratios to Average Net Assets:
Expenses ............................          0.94 %(3)         0.88 %(3)           0.89 %(3)          0.94 %(3)
Net investment income (loss) ........         (0.11)%(3)        (0.11)%(3)          (0.24)%(3)         (0.04)%(3)
Supplemental Data:
Net assets, end of period, in
 thousands ..........................      $133,653           $79,666             $12,702             $1,563
Portfolio turnover rate .............            95 %              67 %                81 %              113 %



                                        FOR THE PERIOD
                                        JULY 28, 1997*
                                            THROUGH
                                        MARCH 31, 1998
                                      ------------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period .............................      $ 17.58
                                           -------
Income (loss) from investment
 operations:
 Net investment loss[+/+]............        (0.08)
 Net realized and unrealized gain
  (loss) ............................         2.36
                                           -------
Total income (loss) from
 investment operations ..............         2.28
                                           -------
Less distributions from net
 realized gain ......................        (4.65)
                                           -------
Net asset value, end of period ......      $ 15.21
                                           =======
Total Return+ .......................        14.09 %(1)
Ratios to Average Net Assets:
Expenses ............................         1.43 %(2)
Net investment income (loss) ........        (0.78)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands ..........................          $11
Portfolio turnover rate .............           77 %

------------
  *    The date shares were first issued.
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.


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MORGAN STANLEY
GROWTH FUND





SEMIANNUAL REPORT
September 30, 2002


37977RPT-8905J02-AP-10/02